Statement of Cash Flows	8 Months Ended
Dec. 31, 2024 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (238)
Changes in operating assets and liabilities:
Accounts payable	238
Net cash provided by operating activities	0
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from stockholders	1
Class B common stock subscription	1
Net cash provided by financing activities	2
Net change in cash	2
Beginning cash balance	0
Ending cash balance	2
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0
Income taxes paid	$ 0